Trade account receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Disclosure Of Trade And Other Receivables Text Block Abstract
Accounts receivable canceled	$ 237,928	$ 117,414	$ 62,184